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                                                  February 14, 2007




Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:   HARBOR FUNDS (THE "TRUST")
      FILE NOS. 33-5852 AND 811-4676

Ladies and Gentlemen:

         Attached hereto for electronic filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (the "1933 Act"), and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended (the "1940 Act"),
(3) General Instruction D to Form N-1A and (4) Rule 101(a) of Regulation S-T is a copy of post-effective amendment no. 52 (amendment no. 54 under the 1940 Act) (the "Amendment") to the Registration Statement on Form N-1A of the Trust including the prospectus and statement of additional information ("SAI") of the Harbor Small to Mid Cap Value Fund (the "Fund"), a newly formed series of the Trust, Part C and exhibits. The Amendment has been manually signed by the persons specified in Section 6(a) of the 1933 Act. Pursuant to Rule 302(b) under Regulation S-T, the Trust will retain the manually executed copy of the Amendment; the electronic copy of the Amendment contains conformed signatures.

         The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act and is intended to become effective on May 1, 2007. The purpose for the Amendment is to register shares of a new series of the Trust, Harbor Small to Mid Cap Value Fund, on Form N-1A.

                          REQUEST FOR SELECTIVE REVIEW

         Due to similarities in the disclosure contained in the Fund's Prospectus and SAI (as contained in the Amendment) to the disclosure set forth in the Trust's prior Prospectus and SAI (as contained in post-effective amendment No. 51 (amendment No. 53 under the 1940 Act) to the Trust's registration statement), the Trust hereby requests that the staff of the Commission use the selective review procedures set forth in Release No. 33-6510 (IC-13768) in processing the Amendment. The Trust requests selective review with respect to the entire Amendment except with respect to disclosure contained under the following sections of the Prospectus and SAI, which disclosure is materially different from that contained in the Prior Amendments:

         PROSPECTUS

         1.   The "Risk/Return Summary" for the Fund.
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Securities and Exchange Commission
February 14, 2007
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         SAI

         2.   Disclosure under the section entitled "The Portfolio Managers".

         For the convenience of the staff of the Commission, a copy of this letter together with hard copies of the Prospectus and SAI has been mailed under separate cover to Mr. Briccio Barrientos of the Division of Investment Management of the Commission.

         Please note that (i) the Registrant does not involve a master-feeder arrangement and (ii) the Registrant's operations do not raise novel or complex issues of law or policy different from those associated with any other investment company investing in securities of the type in which the Registrant may invest. One series of the Trust is a money market fund.

         If you have any questions or comments concerning the foregoing or the attached, please contact the undersigned at (419) 249-2804 or Charles McCain at
(419) 249-2920.

                                   Sincerely,

                                   /s/ Jodie L. Crotteau

                                   Jodie L. Crotteau
                                   Assistant Secretary

Cc:  Christopher P. Harvey, Esq.
     Wilmer Cutler Pickering Hale and Dorr LLP

     David G. Van Hooser
     Mark W. Karchner
     Charles F. McCain
     Brian L. Collins
     Harbor Funds